Consolidated Statements of Financial Position - EUR (€) € in Thousands	Mar. 31, 2022	Dec. 31, 2021
Non-current assets
Intangible assets	€ 12,636	€ 13,238
Property, plant and equipment	177,615	168,264
Right-of-use assets	43,696	32,129
Other assets	1,717	1,731
Deferred tax assets	1,700	2,861
Total non-current assets	237,364	218,223
Current assets
Inventories	26,116	56,159
Trade receivables	28,025	18,504
Other financial assets	4,664	4,648
Prepaid expenses and other assets	72,281	49,244
Cash and cash equivalents	658,203	811,464
Total current assets	789,289	940,019
Total assets	1,026,653	1,158,242
Equity
Issued capital	22,454	22,454
Capital reserve	1,727,467	1,728,658
Treasury Shares	(3,096)	(5,817)
Accumulated deficit	(1,071,878)	(1,056,785)
Other comprehensive income	(89)	(34)
Total equity	674,858	688,476
Non-current liabilities
Lease liabilities	36,550	25,423
Contract liabilities	77,146	86,345
Other liabilities	264	264
Total non-current liabilities	113,960	112,032
Current liabilities
Lease liabilities	4,109	3,469
Trade and other payables	63,407	127,703
Other liabilities	112,864	170,073
Income taxes payable	748	739
Contract liabilities	56,707	55,750
Total current liabilities	237,835	357,734
Total liabilities	351,795	469,766
Total equity and liabilities	€ 1,026,653	€ 1,158,242